The following intangible assets of defined useful life not recognized in BAC Florida Bank’s individual financial statement and goodwill were recognized in the consolidated financial statements (Details)
R$ in Thousands, Number in Thousands
	12 Months Ended
	Dec. 31, 2021 BRL (R$) Number
IfrsStatementLineItems [Line Items]
Intangibles not recognized in the financial statement	R$ 1,566,388
Customer-related intangible assets [member] | Income approach [member]
IfrsStatementLineItems [Line Items]
Intangibles not recognized in the financial statement	R$ 209,690
Useful life measured in production or other similar units, intangible assets other than goodwill | Number	204
Other intangible assets [member] | Income approach [member]
IfrsStatementLineItems [Line Items]
Intangibles not recognized in the financial statement	R$ 484,144	[1]
Useful life measured in production or other similar units, intangible assets other than goodwill | Number	215	[1]
Licences [member] | Market approach [member]
IfrsStatementLineItems [Line Items]
Intangibles not recognized in the financial statement	R$ 309,432
Useful life measured in production or other similar units, intangible assets other than goodwill | Number	60
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangibles not recognized in the financial statement	R$ 563,122

[1]	Considering the characteristics of BAC's deposit portfolio, it was observed that there is funding remunerated at rates lower than the average cost of funding from similar financial institutions. Thus, it was understood that there is no restriction for the use of these funds in credit operations, thus identifying the existence of intangible assets.